UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2015

Date of reporting period:	January 31, 2015

Item 1. Schedule of Investments:

Putnam Equity Spectrum Fund

The fund's portfolio
1/31/15 (Unaudited)

COMMON STOCKS (79.5%)(a)
			Shares	Value

Aerospace and defense (8.9%)

General Dynamics Corp.			1,248,379	$166,296,567

L-3 Communications Holdings, Inc.			823,200	101,352,384

Northrop Grumman Corp.			664,672	104,320,270

Raytheon Co.			271,893	27,202,895

				399,172,116
Airlines (9.0%)

Alaska Air Group, Inc.			462,745	31,406,503

American Airlines Group, Inc.			5,206,473	255,533,695

Japan Airlines Co., Ltd. (Japan)(UR)			2,204,100	73,993,023

Spirit Airlines, Inc.(NON)			570,200	42,274,628

				403,207,849
Banks (2.1%)

Citigroup, Inc.			1,827,800	85,815,210

Metro Bank PLC (acquired 1/15/14, cost $8,736,904) (Private) (United Kingdom)(F)(RES)(NON)			410,449	8,230,037

				94,045,247
Biotechnology (0.5%)

Aegerion Pharmaceuticals, Inc.(NON)(S)			1,033,900	24,007,158

				24,007,158
Building products (1.1%)

Assa Abloy AB Class B (Sweden)			889,697	48,550,555

				48,550,555
Chemicals (1.5%)

Axalta Coating Systems, Ltd.(NON)			195,390	5,015,661

W.R. Grace & Co.(NON)			713,044	61,806,654

				66,822,315
Communications equipment (4.5%)

EchoStar Corp. Class A(NON)			3,880,878	202,465,405

				202,465,405
Diversified financial services (0.7%)

Leucadia National Corp.			1,337,702	30,325,704

				30,325,704
Health-care equipment and supplies (1.9%)

GenMark Diagnostics, Inc.(NON)(S)(AFF)			4,561,724	58,755,005

STAAR Surgical Co.(NON)(AFF)			4,765,587	28,593,522

				87,348,527
Hotels, restaurants, and leisure (0.1%)

Melco Crown Entertainment, Ltd. ADR (Hong Kong)			174,100	4,178,400

				4,178,400
Household durables (0.2%)

UCP, Inc. Class A(NON)(AFF)			852,192	7,669,728

				7,669,728
Household products (0.6%)

Harbinger Group, Inc.(NON)			1,543,307	19,275,904

Harbinger Group, Inc. 144A(F)			500,000	6,245,000

				25,520,904
Industrial conglomerates (1.4%)

Siemens AG (Germany)			621,287	65,256,102

				65,256,102
Internet and catalog retail (6.6%)

Ctrip.com International, Ltd. ADR (China)(NON)			169,900	8,079,595

FabFurnish GmbH (acquired 8/2/13, cost $151) (Private) (Brazil)(F)(RES)(NON)			114	97

Global Fashion Holding SA (acquired 8/2/13, cost $7,569,814) (Private) (Brazil)(F)(RES)(NON)			178,692	4,194,700

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $151) (Private) (Brazil)(F)(RES)(NON)			114	97

New Middle East Other Assets GmbH (acquired 8/2/13, cost $62) (Private) (Brazil)(F)(RES)(NON)			47	40

Priceline Group, Inc. (The)(NON)			262,300	264,786,604

Zalando SE (acquired 9/30/13, cost $18,071,119) (Private) (Germany)(F)(RES)(NON)			753,610	18,394,108

				295,455,241
Internet software and services (2.1%)

Google, Inc. Class C(NON)			177,978	95,132,801

				95,132,801
Life sciences tools and services (1.2%)

Agilent Technologies, Inc.			1,398,691	52,828,559

				52,828,559
Media (18.8%)

DISH Network Corp. Class A(NON)			11,041,852	776,794,288

Global Eagle Entertainment, Inc.(NON)(S)(AFF)			4,324,932	66,582,328

				843,376,616
Oil, gas, and consumable fuels (2.5%)

Cabot Oil & Gas Corp.			479,300	12,701,450

Gulfport Energy Corp.(NON)			1,380,875	53,149,879

Stone Energy Corp.(NON)(AFF)			3,169,311	44,623,899

				110,475,228
Personal products (0.5%)

Coty, Inc. Class A(NON)			1,207,500	22,966,650

				22,966,650
Pharmaceuticals (8.9%)

Jazz Pharmaceuticals PLC(NON)			2,199,175	372,408,295

Medicines Co. (The)(NON)			920,656	26,395,208

				398,803,503
Real estate investment trusts (REITs) (1.0%)

Altisource Residential Corp.(R)			2,444,054	44,017,413

				44,017,413
Real estate management and development (0.8%)

Altisource Portfolio Solutions SA(NON)(AFF)			1,842,471	37,365,312

				37,365,312
Semiconductors and semiconductor equipment (3.6%)

Micron Technology, Inc.(NON)			5,447,700	159,426,941

				159,426,941
Thrifts and mortgage finance (0.3%)

Ocwen Financial Corp.(NON)			2,410,075	14,749,659

				14,749,659
Tobacco (0.7%)

Japan Tobacco, Inc. (Japan)			1,104,400	30,006,709

				30,006,709

Total common stocks (cost $3,200,512,753)				$3,563,174,642

CONVERTIBLE PREFERRED STOCKS (0.7%)(a)
			Shares	Value

Altisource Asset Management Corp. zero % cv. pfd. (Virgin Islands)(F)(NON)			50,000	$29,512,500

Total convertible preferred stocks (cost $50,000,000)				$29,512,500

U.S. TREASURY OBLIGATIONS (0.1%)(a)
			Principal amount	Value

U.S. Treasury Inflation Protected Securities
5/8s, February 15, 2043(i)			$609,414	$624,131
2 1/8s, February 15, 2041(i)			66,894	94,406

U.S. Treasury Notes 5/8s, November 30, 2017(i)			2,212,000	2,206,795

Total U.S. Treasury obligations (cost $2,925,332)				$2,925,332

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Global Eagle Entertainment, Inc.(AFF)	1/31/18	$11.50	351,253	$2,016,192

Total warrants (cost $477,829)				$2,016,192

SHORT-TERM INVESTMENTS (20.8%)(a)
			Principal amount/shares	Value

Federal Home Loan Banks unsec. discount notes with an effective yield of 0.07%, April 1, 2015			$15,850,000	$15,848,891

Federal Home Loan Banks unsec. discount notes with an effective yield of 0.09%, April 10, 2015			10,000,000	9,999,220

Federal Home Loan Banks unsec. discount notes with an effective yield of 0.09%, April 17, 2015			19,600,000	19,598,314

Federal Home Loan Banks unsec. discount notes with an effective yield of 0.09%, April 22, 2015			15,000,000	14,998,620

Federal Home Loan Banks unsec. discount notes with effective yields ranging from 0.08% to 0.09%, April 6, 2015			76,400,000	76,394,346

Federal Home Loan Banks unsec. discount notes with an effective yield of 0.09%, April 9, 2015			4,400,000	4,399,661

Federal Home Loan Banks unsec. discount notes with an effective yield of 0.04%, February 13, 2015			25,000,000	24,999,583

Federal Home Loan Banks unsec. discount notes with an effective yield of 0.06%, February 9, 2015			30,000,000	29,999,600

Federal Home Loan Banks unsec. discount notes with an effective yield of 0.05%, March 10, 2015			15,000,000	14,999,152

Federal Home Loan Banks unsec. discount notes with an effective yield of 0.09%, May 1, 2015			15,000,000	14,997,870

Federal Home Loan Banks unsec. discount notes with an effective yield of 0.12%, May 27, 2015			8,750,000	8,748,390

Federal Home Loan Mortgage Corporation unsec. discount notes with an effective yield of 0.08%, April 20, 2015			12,500,000	12,498,875

Federal Home Loan Mortgage Corporation unsec. discount notes with an effective yield of 0.09%, February 23, 2015			3,286,000	3,285,819

Federal Home Loan Mortgage Corporation unsec. discount notes with an effective yield of 0.09%, February 24, 2015			2,600,000	2,599,851

Federal Home Loan Mortgage Corporation unsec. discount notes with an effective yield of 0.09%, May 13, 2015			5,200,000	5,199,163

Federal Home Loan Mortgage Corporation unsec. discount notes with an effective yield of 0.11%, May 27, 2015			5,000,000	4,999,080

Federal National Mortgage Association unsec. discount notes with an effective yield of 0.07%, April 13, 2015			1,500,000	1,499,877

Federal National Mortgage Association unsec. discount notes with an effective yield of 0.05%, February 18, 2015			10,530,000	10,529,751

Federal National Mortgage Association unsec. discount notes with an effective yield of 0.09%, March 11, 2015			27,383,000	27,380,485

Putnam Cash Collateral Pool, LLC 0.19%(d)		Shares	19,309,825	19,309,825

Putnam Money Market Liquidity Fund 0.07%(AFF)		Shares	150,652,208	150,652,208

Putnam Short Term Investment Fund 0.10%(AFF)		Shares	376,206,996	376,206,996

SSgA Prime Money Market Fund Class N 0.01%(P)		Shares	7,610,000	7,610,000

U.S. Treasury Bills with an effective yield of 0.02%, February 19, 2015(SEGSH)			$25,000,000	24,999,750

U.S. Treasury Bills with an effective yield of 0.02%, February 5, 2015(SEGSH)			8,798,000	8,797,976

U.S. Treasury Bills with an effective yield of 0.09%, June 11, 2015(SEGSH)			41,500,000	41,497,386

Total short-term investments (cost $932,021,280)				$932,050,689

TOTAL INVESTMENTS

Total investments (cost $4,185,937,194)(b)				$4,529,679,355

FORWARD CURRENCY CONTRACTS at 1/31/15 (aggregate face value $198,864,170) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	Japanese Yen	Sell	2/13/15	$78,379,204	$80,945,574	$2,566,370
Citibank, N.A.
	Euro	Sell	3/18/15	37,608,913	41,589,121	3,980,208
Credit Suisse International
	Euro	Sell	3/18/15	442,788	489,690	46,902
	Japanese Yen	Sell	2/13/15	33,165,308	34,241,391	1,076,083
JPMorgan Chase Bank N.A.
	Euro	Sell	3/18/15	37,608,574	41,598,394	3,989,820

Total						$11,659,383

Securities sold short at 1/31/15 (Unaudited)

COMMON STOCKS (1.2%)(a)	Shares	Value

Aerospace and defense (0.2%)
Alliant Techsystems, Inc.	46,570	$6,068,537

		6,068,537
Food products (0.6%)
Hain Celestial Group, Inc. (The)(NON)	527,200	27,820,344

		27,820,344
Machinery (0.4%)
Caterpillar, Inc.	237,500	18,992,875

		18,992,875

Total securities sold short (proceeds receivable $51,053,534)		$52,881,756

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2014 through January 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $4,480,005,857.
(b)	The aggregate identified cost on a tax basis is $4,188,392,941, resulting in gross unrealized appreciation and depreciation of $803,536,075 and $462,249,661, respectively, or net unrealized appreciation of $341,286,414.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $30,819,079, or 0.7% of net assets.
(AFF)	Affiliated company. For investments in Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control, or involving securities of companies in which the fund owned at least 5% of the outstanding voting securities, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund*	$123,943,934	$545,821,060	$519,112,786	$58,406	$150,652,208
	Putnam Short Term Investment Fund*	143,506,738	764,711,272	532,011,014	167,347	376,206,996
	Altisource Portfolio Solutions SA†	—	80,051,044	—	—	37,365,312
	GenMark Diagnostics, Inc.	31,625,675	9,922,141	—	—	58,755,005
	Global Eagle Entertainment, Inc.**	47,704,000	—	—	—	66,582,328
	Global Eagle Entertainment, Inc. Warrants	1,088,844	—	—	—	2,016,192
	STAAR Surgical Co.	72,047,335	5,821,917	—	—	28,593,522
	Stone Energy Corp.†	—	6,310,749	—	—	44,623,899
	UCP, Inc. Class A	12,058,517	—	—	—	7,669,728
	Totals	$431,975,043	$1,412,638,183	$1,051,123,800	$225,753	$772,465,190
	* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
	† Security was only in affiliation for a portion of the reporting period.
** In connection with the purchase of shares of this issuer by the fund on October 21, 2013, Putnam Management, on behalf of the fund, other funds managed by Putnam Management and certain other affiliated entities and individuals (the “Other Putnam Investors”), entered into a Voting Rights Waiver Agreement with the issuer. Pursuant to the Agreement, the fund and the Other Putnam Investors have agreed to waive on a pro rata basis all voting rights in respect of any voting securities issued by the issuer that exceed, in the aggregate, 4.99% of the total voting rights exercisable by the issuer’s outstanding voting securities.

(SEGSH)	This security, in part or in entirety, was segregated for securities sold short at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $19,309,825, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $18,470,213.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(UR)	At the reporting period end, 309,600 shares owned by the fund were not formally entered on the company's shareholder register, due to local restrictions on foreign ownership. While the fund has full title to these unregistered shares, these shares do not carry voting rights.
	At the close of the reporting period, the fund maintained liquid assets totaling $52,882,093 to cover securities sold short and the settlement of certain securities.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments (including securities sold short, if any) for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price (ask price for securities sold short, if any) and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $1,239,390 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.
	Short sales of securities: The fund may engage in short sales of securities to realize appreciation when a security that the fund does not own declines in value. A short sale is a transaction in which the fund sells a security it does not own to a third party by borrowing the security in anticipation of purchasing the same security at the market price on a later date to close out the borrow and thus the short position. The price the fund pays at the later date may be more or less than the price at which the fund sold the security. If the price of the security sold short increases between the short sale and when the fund closes out the short sale, the fund will incur a loss, which is theoretically unlimited. The fund will realize a gain, which is limited to the price at which the fund sold the security short, if the security declines in value between those dates. Dividends on securities sold short are recorded as dividend expense.
	While the short position is open, the fund will post cash or liquid assets at least equal in value to the fair value of the securities sold short. The fund will also post collateral representing an additional 2%-5% of the fair value of the securities sold short. This additional collateral will be in the form of a loan from the custodian. All collateral is marked to market daily. The fund may also be required to pledge on the books of the fund additional assets for the benefit of the security and cash lender.
	At the close of the reporting period, the value of the securities sold short amounted to $52,881,756 and the fund posted collateral of $26,440,846. Collateral may include amounts related to unsettled trades.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$1,128,090,943	$—	$22,589,042
Consumer staples	42,242,554	36,251,709	—
Energy	110,475,228	—	—
Financials	212,273,298	—	8,230,037
Health care	562,987,747	—	—
Industrials	728,386,942	187,799,680	—
Information technology	457,025,147	—	—
Materials	66,822,315	—	—
Total common stocks	3,308,304,174	224,051,389	30,819,079
Convertible preferred stocks	—	29,512,500	—
U.S. Treasury obligations	—	2,925,332	—
Warrants	2,016,192	—	—
Short-term investments	534,469,204	397,581,485	—

Totals by level	$3,844,789,570	$654,070,706	$30,819,079

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$11,659,383	$—
Securities sold short	(52,881,756)	—	—

Totals by level	$(52,881,756)	$11,659,383	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers between level 1 and level 2 within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$11,659,383	$—
Equity contracts	2,016,192	—

Total	$13,675,575	$—

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$285,200,000
Warrants (number of warrants)		350,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	JPMorgan Chase Bank N.A.	Total

	Assets:
	Forward currency contracts#	$2,566,370	$3,980,208	$1,122,985	$3,989,820	$11,659,383

	Total Assets	$2,566,370	$3,980,208	$1,122,985	$3,989,820	$11,659,383

	Liabilities:
	Forward currency contracts#	–	–	–	–	–

	Total Liabilities	$–	$–	$–	$–	$–

	Total Financial and Derivative Net Assets	$2,566,370	$3,980,208	$1,122,985	$3,989,820	$11,659,383
	Total collateral received (pledged)##†	$2,566,370	$3,850,000	$1,122,985	$3,760,000
	Net amount	$–	$130,208	$–	$229,820

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 31, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 31, 2015